Events after the reporting period	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting period
44. Events after the reporting period
Pursuant to the Board resolution dated February 5, 2026, the Group plans to acquire treasury shares amounting to ￦
600,000 million on the Stock Exchange market and cancel them by April 20, 2026.